Assets held for sale and associated liabilities - Schedule of net assets associated with disposal group (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Intangible assets	€ 170,087	€ 193,395
Goodwill	90,901	94,915
Property, plant and equipment	20,021	17,406
Right-of-use assets	65,678	24,866
Trade and other receivables	133,791	154,615
TOTAL ASSETS	1,052,689	960,871
Liabilities
Non-current lease liabilities	64,566	23,919
Current lease liabilities	5,794	5,226
Trade and other payables	270,852	195,392
Income tax payables	19,194	25,840
TOTAL LIABILITIES	497,041	422,076
Disposal groups classified as held for sale
Assets
Intangible assets		12,105
Goodwill		18,279
Property, plant and equipment		1,143
Right-of-use assets		1,847
Trade and other receivables		4,918
TOTAL ASSETS		38,292
Liabilities
Non-current lease liabilities		1,638
Current lease liabilities		250
Trade and other payables		5,159
Income tax payables		93
TOTAL LIABILITIES		7,140
Net assets associated with disposal group	€ 28,284	€ 31,152